Borrowings (Details 1) ¥ in Millions, $ in Millions, $ in Millions	Dec. 31, 2023 USD ($)	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 ARS ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2022 ARS ($)
Notes and other explanatory information [abstract]
Borrowings	$ 94,724	¥ 284		$ 45,841
Total Borrowings			$ 95,008			$ 45,841